Other Operating Expense (FY) (Details) - USD ($) $ in Thousands		3 Months Ended					9 Months Ended				12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2014	Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Supplemental Information [Abstract]
Foreign currency losses (gains), net		$ 1,700		$ 500			$ 6,300		$ (2,600)		$ (5,867)		$ 1,054		$ 1,884
Restructuring charges		2,800	[1]	3,000	[1]		4,900	[1]	15,400	[1]	32,898	[2]	4,735	[2]	5,878	[2]
Shareholder litigation settlement loss						$ 30,000					0	[3]	0	[3]	30,000	[3]
Costs to exit and settle loss contracts	[4]										0		0		10,123
Environmental remediation expenses	[5]	0		0			900		0		5,570		0		0
Other, net		3,100		8,900			8,600		13,300		16,017		14,884		16,375
Total other operating expense, net		$ 17,400		$ 12,400			$ 186,700		$ 26,100		$ 48,618		$ 20,673		64,260
Losses related to contracts															$ 16,200

[1]	See Note 3 "Restructuring."
[2]	See Note 4 "Restructuring."
[3]	Settlement of suit filed by certain purported shareholders in connection with the Company's entry into the definitive merger agreement with KKR in 2013. See Note 18 "Contingencies."
[4]	The Company recognized losses totaling $16.2 million related to certain contracts during the year ended December 31, 2014, including $10.1 million in estimated costs to exit and settle the contracts. The remaining losses are reported in gross profit.
[5]	Estimated environmental remediation costs recorded on an undiscounted basis for a former production facility.